Provisions - Schedule of status and changes of the defined benefit obligations, United Kingdom (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid by settlements	€ 2	€ 179	€ 0
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	687
United Kingdom | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	8,982	15,392	15,472
Net incorporation of companies into the Group	(28)	0	0
Current service cost	14	30	33
Interest cost	436	283	219
Benefits paid	(428)	(487)	(465)
Benefits paid by settlements	9	0	0
Contributions made by employees	6	9	18
Past service cost	0	0	6
Actuarial (gains)/losses	281	(5,660)	(933)
Demographic actuarial (gains)/losses	(59)	(144)	(17)
Financial actuarial (gains)/losses	340	(5,516)	(916)
Exchange differences and other items	197	(585)	1,042
Net defined benefit liability (asset) at end of period	€ 9,451	€ 8,982	€ 15,392